Changes in Accumulated Other Comprehensive Income/(Loss) by Component, Net of Tax (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances			¥ 119,350	¥ 92,251	¥ 80,266
Cumulative effect of accounting change*			933
Net current-period other comprehensive income (loss)		$ 42	286	2,378	(650)
Balances		25,459	175,036	119,350	92,251
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances			(888)	(2,026)	(1,106)
Cumulative effect of accounting change*	[1]		0
Other comprehensive income (loss) before reclassification			114	732	(593)
Amounts reclassified from accumulated other comprehensive income			80	71	0
Net current-period other comprehensive income (loss)			194	803	(593)
Other comprehensive loss (income) attributable to noncontrolling interests and redeemable noncontrolling interests			(1,006)	335	(327)
Balances		(247)	(1,700)	(888)	(2,026)
Unrealized gains on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances			1,818	243	300
Cumulative effect of accounting change*	[1]		(1,854)
Other comprehensive income (loss) before reclassification			4,117	2,574	515
Amounts reclassified from accumulated other comprehensive income			(2,171)	(999)	(572)
Net current-period other comprehensive income (loss)			92	1,575	(57)
Other comprehensive loss (income) attributable to noncontrolling interests and redeemable noncontrolling interests			0	0	0
Balances		278	1,910	1,818	243
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances			930	(1,783)	(806)
Cumulative effect of accounting change*	[1]		(1,854)
Other comprehensive income (loss) before reclassification			4,231	3,306	(78)
Amounts reclassified from accumulated other comprehensive income			(2,091)	(928)	(572)
Net current-period other comprehensive income (loss)			286	2,378	(650)
Other comprehensive loss (income) attributable to noncontrolling interests and redeemable noncontrolling interests			(1,006)	335	(327)
Balances		$ 31	¥ 210	¥ 930	¥ (1,783)

[1]	Adjustment of net unrealized gains related to available-for-sale equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASC 321 on January 1, 2018.